Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 17.9%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,746	$ 1,802,235
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	6,606	6,623,082
Series 2021-A, Class A, 0.88%, 8/15/25(1)	1,905	1,905,748
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	4,164	4,106,195
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	2,000	2,006,959
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,512	7,507,963
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	13,910	14,003,002
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	5,985	5,991,308
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	12,917	12,911,111
Series 2021-A, Class B, 2.87%, 5/15/26(1)	6,935	6,918,574
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	4,884	4,846,838
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	664	696,188
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,977	5,879,336
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,193	1,189,069
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,147	13,077,650
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	6,889	7,190,991
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,693,212
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	8,305	8,432,886
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,189	1,256,505
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	4,240	4,239,481
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	2,104	2,210,822
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,581	3,670,157
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,928	4,969,731
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,629	3,826,937
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	6,803	6,770,250
Series 2021-3, Class B, 0.76%, 2/26/29(1)	5,381	5,349,442
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	2,385	2,391,054
Security	Principal Amount (000's omitted)	Value
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	$867	$ 789,762
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	346	294,489
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	5,163	5,175,952
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	539	538,975
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	2,503	2,683,131
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	8,918	9,107,469
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	469	469,472
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	863	867,672
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	723	747,703
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,765	1,719,781
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,199	2,198,513
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	4,011	3,902,353
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	137	143,154
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,398	5,443,373
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	10,305	10,304,657
OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	3,166	3,168,263
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	6,255	6,320,450
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,893	1,889,390
Series 2021-A, Class C, 3.44%, 3/8/28(1)	4,091	4,121,772
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	6,283,884
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,688,313
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	30,312,577
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	6,887	6,889,321
Series 2021-3, Class A, 1.15%, 5/15/29(1)	19,755	19,672,842
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,853,027
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,899,519
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	4,028	4,011,460
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,827	7,857,281
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,151	3,244,804
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,419,950
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,002	1,993,352
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,356	2,382,612
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,610	10,886,765

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	$223	$ 223,664
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,560	1,560,193
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,549	4,730,020
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	5,374	5,355,488
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26,871	27,867,566
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,183,321
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	989	975,497
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	9,063	9,084,466
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,405	1,446,294
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,420	2,466,584
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,798	2,936,036
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	4,230	4,213,655
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,415	3,385,271
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,420	1,498,740
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,812	3,993,083
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,059	11,105,268
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	1,375	1,379,181
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	9,603	9,586,746
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	3,728	3,949,272
Upstart Securitization Trust:
Series 2020-1, Class B, 3.093%, 4/22/30(1)	6,750	6,825,316
Series 2021-2, Class A, 0.91%, 6/20/31(1)	5,565	5,555,468
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,132	2,186,907
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,780	2,841,774
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	7,960	7,820,717
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,720,079
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,179	6,071,927
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,184	2,037,725
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V: (continued)
Series 2020-A, Class C, 6.657%, 3/15/45(1)	$895	$ 650,751
Total Asset-Backed Securities (identified cost $444,281,459)		$ 445,399,773

Collateralized Mortgage Obligations — 5.9%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$2,240	$ 2,250,576
Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,550	1,565,990
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	13,558	13,537,389
Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	3,470	3,453,328
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	5,267	5,278,761
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.603%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,742	4,839,711
Series 2017-HQA2, Class M2, 2.753%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	1,399	1,433,039
Series 2018-DNA1, Class M2, 1.903%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	1,630	1,640,828
Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	3,067	3,075,906
Series 2019-DNA3, Class B2, 8.253%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(2)	2,905	3,082,625
Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	7,949	8,017,786
Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,015	1,019,232
Series 2019-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(2)	4,000	4,099,475
Series 2019-HQA3, Class B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(2)	3,974	4,009,895
Series 2019-HQA4, Class B1, 3.053%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	2,768	2,789,640
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	1,211	1,223,207
Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR + 2.00%), 12/25/50(1)(2)	4,480	4,509,811
Series 2020-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	5,321	5,512,451
Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	3,803	3,809,829

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.353%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$1,080	$ 1,124,530
Series 2014-C02, Class 2M2, 2.703%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	581	591,346
Series 2014-C03, Class 2M2, 3.003%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	814	827,849
Series 2014-C04, Class 1M2, 5.003%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	7,879	8,209,290
Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	971	977,189
Series 2019-R01, Class 2B1, 4.453%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(2)	5,565	5,731,745
Series 2019-R02, Class 1B1, 4.253%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(2)	4,805	4,933,201
Series 2019-R03, Class 1B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(2)	4,825	4,958,756
Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	88	88,528
Series 2019-R06, Class 2B1, 3.852%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	6,658	6,750,072
Series 2019-R07, Class 1B1, 3.503%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	6,307	6,375,927
Series 2020-R02, Class 2B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	4,570	4,601,391
Series 2021-R02, Class 2B1, 3.35%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	1,647	1,658,727
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,951	2,064,487
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	5,210	5,180,491
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.652%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	4,255	4,242,262
Series 2021-1, Class M2, 2.952%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	2,500	2,443,364
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 1.70%, (30-day average SOFR + 1.65%), 10/25/33(1)(2)	4,000	4,013,490
Radnor Re, Ltd., Series 2021-2, Class M1A, 1.90%, (30-day average SOFR + 1.85%), 11/25/31(1)(2)	4,545	4,565,853
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	2,220	2,225,635
Total Collateralized Mortgage Obligations (identified cost $146,465,121)		$146,713,612

Commercial Mortgage-Backed Securities — 10.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$9,685	$ 9,345,966
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	$4,805	$ 3,856,747
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	8,117	8,126,768
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	2,690	2,689,582
Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	10,584	10,514,926
Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	3,226	3,192,611
Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	7,717	7,668,578
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.19%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	3,913	3,918,616
Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	7,011	7,025,183
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	20,761,667
Series KG03, Class A2, 1.297%, 6/25/30(3)	4,615	4,449,364
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	4,295,066
Series KW06, Class A2, 3.80%, 6/25/28(3)	5,335	5,988,303
Series W5FX, Class AFX, 3.214%, 4/25/28(3)	1,896	2,063,860
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.926%, 9/25/27(3)	5,741	6,136,055
Series 2018-M4, Class A2, 3.059%, 3/25/28(3)	3,936	4,267,530
Series 2018-M13, Class A2, 3.709%, 9/25/30(3)	17,300	19,836,735
Series 2019-M1, Class A2, 3.552%, 9/25/28(3)	8,812	9,832,673
Series 2019-M22, Class A2, 2.522%, 8/25/29	11,381	11,993,204
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	14,165,447
Series 2020-M20, Class A2, 1.435%, 10/25/29	9,220	9,019,920
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	415	410,853
Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	6,098	6,204,856
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.259%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	10,145	10,159,046
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	686,490
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	385	64,680
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	17,028	17,031,729
Series 2017-CLS, Class B, 0.96%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(5)	4,000	4,000,014
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	8,203	8,113,135

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	$10,195	$ 10,458,688
VMC Finance, LLC:
Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	8,454	8,476,926
Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	12,142	12,156,344
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(3)	1,330	1,280,877
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(3)	2,700	2,441,243
Total Commercial Mortgage-Backed Securities (identified cost $247,977,326)		$ 250,633,682

Corporate Bonds — 44.5%

Security	Principal Amount (000's omitted)	Value
Communications — 3.6%
AT&T, Inc.:
3.10%, 2/1/43	$3,014	$ 2,936,220
3.55%, 9/15/55	4,692	4,716,953
3.65%, 6/1/51	11,356	11,786,522
3.65%, 9/15/59	822	831,744
3.80%, 12/1/57	4,973	5,189,006
4.90%, 6/15/42	3,000	3,621,782
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	14,367	16,125,230
Comcast Corp.:
2.887%, 11/1/51(1)	6,939	6,729,450
2.937%, 11/1/56(1)	5,067	4,839,702
NBCUniversal Media, LLC, 4.45%, 1/15/43	916	1,113,218
Nokia Oyj:
4.375%, 6/12/27	4,025	4,351,890
6.625%, 5/15/39	5,100	7,064,163
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	2,795,251
SES S.A., 5.30%, 4/4/43(1)	1,457	1,672,890
T-Mobile USA, Inc.:
2.25%, 11/15/31(6)	2,303	2,237,224
2.55%, 2/15/31	2,306	2,296,247
2.625%, 4/15/26	3,881	3,905,470
4.50%, 4/15/50	5,412	6,343,357
		$88,556,319
Consumer, Cyclical — 3.0%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$3,551	$3,512,096
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
American Airlines Pass-Through Trust:
4.40%, 9/22/23	$1,451	$ 1,432,410
5.25%, 1/15/24	1,665	1,650,496
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	9,293	9,678,009
Delta Air Lines, Inc., 3.625%, 3/15/22	4,302	4,302,162
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	4,954	5,413,641
Ford Motor Credit Co., LLC:
1.221%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	8,277	8,292,045
2.979%, 8/3/22	8,250	8,302,676
3.087%, 1/9/23	4,205	4,281,615
4.14%, 2/15/23	1,770	1,814,338
Hyatt Hotels Corp.:
1.30%, 10/1/23	2,600	2,600,893
1.80%, 10/1/24	984	985,041
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	3,000	3,067,575
4.375%, 1/15/31(1)	4,297	4,593,214
Macy's Retail Holdings, LLC, 2.875%, 2/15/23	3,561	3,601,257
Nordstrom, Inc.:
4.25%, 8/1/31(6)	2,782	2,737,544
4.375%, 4/1/30(6)	4,561	4,607,978
5.00%, 1/15/44(6)	4,675	4,366,730
		$75,239,720
Consumer, Non-cyclical — 3.7%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$1,060,124
4.25%, 11/1/29(1)	5,174	5,521,757
Avantor Funding, Inc., 4.625%, 7/15/28(1)	4,931	5,148,778
Block Financial, LLC, 3.875%, 8/15/30	6,377	6,830,530
Centene Corp.:
2.50%, 3/1/31	6,111	5,959,325
3.375%, 2/15/30	2,435	2,483,834
4.25%, 12/15/27	2,693	2,812,111
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	2,107,446
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,709,272
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	4,188,994
CVS Health Corp., 3.00%, 8/15/26	3,284	3,471,337
CVS Pass-Through Trust, 6.036%, 12/10/28	1,390	1,585,078
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	9,448,848
Ford Foundation (The), 2.415%, 6/1/50	6,560	6,216,453
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,358,734
Kraft Heinz Foods Co., 4.375%, 6/1/46	7,422	8,710,085
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	5,865	5,764,533

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
President and Fellows of Harvard College, 3.619%, 10/1/37	$1,000	$ 1,174,245
Royalty Pharma PLC, 3.35%, 9/2/51	6,486	6,219,270
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	4,486,637
3.00%, 10/15/30(1)	1,114	1,110,771
		$ 92,368,162
Energy — 0.8%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$4,139	$4,495,140
6.375%, 10/1/30	1,616	1,796,233
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,615	4,845,196
5.00%, 1/31/28(1)	9,237	9,796,993
		$20,933,562
Financial — 20.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$4,780	$5,015,451
6.50%, 7/15/25	2,742	3,135,580
Affiliated Managers Group, Inc., 3.30%, 6/15/30	6,123	6,485,323
Agree, L.P., 2.00%, 6/15/28	2,150	2,107,917
Air Lease Corp., 2.875%, 1/15/26	2,543	2,625,464
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	6,199	6,331,659
American Assets Trust, L.P., 3.375%, 2/1/31	2,454	2,508,538
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,902,438
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	6,352	6,513,138
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,710	3,746,952
Banco de Chile, 2.99%, 12/9/31(1)	4,947	4,884,594
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(7)	5,600	5,501,263
Bank of America Corp.:
1.53% to 12/6/24, 12/6/25(7)	11,500	11,526,137
1.734% to 7/22/26, 7/22/27(7)	11,300	11,223,930
1.898% to 7/23/30, 7/23/31(7)	8,200	7,856,830
1.922% to 10/24/30, 10/24/31(7)	6,525	6,254,607
2.087% to 6/14/28, 6/14/29(7)	4,867	4,836,485
2.299% to 7/21/31, 7/21/32(7)	8,372	8,240,378
2.456% to 10/22/24, 10/22/25(7)	15,612	16,044,776
2.572% to 10/20/31, 10/20/32(7)	6,504	6,539,977
3.824% to 1/20/27, 1/20/28(7)	6,032	6,536,423
Bank of Montreal, 2.05%, 11/1/22	11,317	11,466,719
Bank of Nova Scotia (The), 2.375%, 1/18/23	3,609	3,671,820
BankUnited, Inc., 5.125%, 6/11/30	1,732	1,974,810
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	5,097,762
Security	Principal Amount (000's omitted)	Value
Financial (continued)
BBVA Bancomer S.A./Texas: (continued)
5.125% to 1/18/28, 1/18/33(1)(6)(7)	$1,686	$ 1,732,980
Boston Properties, L.P., 2.45%, 10/1/33	12,059	11,693,348
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	3,102,860
Capital One Financial Corp.:
3.30%, 10/30/24	4,779	5,032,967
4.20%, 10/29/25	2,100	2,289,555
CI Financial Corp.:
3.20%, 12/17/30	5,188	5,329,248
4.10%, 6/15/51	2,805	3,047,002
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(7)	10,100	10,044,090
1.281% to 11/3/24, 11/3/25(7)	1,931	1,927,015
1.678% to 5/15/23, 5/15/24(7)	11,282	11,410,736
3.106% to 4/8/25, 4/8/26(7)	4,706	4,936,674
3.887% to 1/10/27, 1/10/28(7)	8,415	9,128,171
4.00% to 12/10/25(7)(8)	3,895	3,933,950
Corporate Office Properties L.P., 2.90%, 12/1/33	3,746	3,666,376
Discover Bank:
3.45%, 7/27/26	1,750	1,853,086
4.682% to 8/9/23, 8/9/28(7)	4,790	5,007,784
Enact Holdings, Inc., 6.50%, 8/15/25(1)	4,470	4,887,967
EPR Properties:
3.75%, 8/15/29	5,930	5,990,805
4.50%, 6/1/27	6,725	7,105,741
Extra Space Storage, L.P., 2.55%, 6/1/31	4,159	4,097,594
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(7)	11,226	11,181,726
2.65% to 10/21/31, 10/21/32(7)	9,289	9,356,433
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	5,833	5,899,146
6.00%, 4/15/25(1)	6,528	6,795,648
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(7)	8,421	8,443,493
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	8,270	8,373,375
5.00%, 7/15/28(1)	1,050	1,080,455
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	1,722	1,725,793
1.47% to 9/22/26, 9/22/27(7)	8,125	7,967,947
1.578% to 4/22/26, 4/22/27(7)	7,700	7,613,257
2.522% to 4/22/30, 4/22/31(7)	6,500	6,576,797
2.739% to 10/15/29, 10/15/30(7)	4,603	4,734,270
2.956% to 5/13/30, 5/13/31(7)	2,688	2,786,029
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	5,019,631
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	1,785	1,783,283

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	$3,399	$ 3,395,516
Life Storage, L.P., 2.40%, 10/15/31	6,172	6,073,514
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	5,017	5,118,350
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(7)	5,408	5,337,924
3.624%, 6/3/30(1)	3,355	3,504,400
National Australia Bank, Ltd., 3.625%, 6/20/23	2,650	2,759,545
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(7)	4,701	4,648,289
Newmark Group, Inc., 6.125%, 11/15/23	3,000	3,213,000
OneMain Finance Corp., 3.50%, 1/15/27	4,550	4,504,432
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	12,003	12,331,690
Primerica, Inc., 2.80%, 11/19/31	3,621	3,664,090
Radian Group, Inc., 4.875%, 3/15/27	5,668	6,087,786
Sabra Health Care, L.P., 3.20%, 12/1/31	7,535	7,371,716
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,994,825
Societe Generale S.A., 4.75% to 5/26/26(1)(7)(8)	3,046	3,100,554
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(7)	2,304	2,286,063
1.319% to 10/14/22, 10/14/23(1)(7)	2,857	2,859,855
1.456% to 1/14/26, 1/14/27(1)(7)	2,960	2,869,270
1.822% to 11/23/24, 11/23/25(1)(7)	3,977	3,974,740
Stewart Information Services Corp., 3.60%, 11/15/31	5,471	5,545,691
Stifel Financial Corp., 4.00%, 5/15/30	4,782	5,249,855
Sun Communities Operating, L.P.:
2.30%, 11/1/28	2,273	2,272,002
2.70%, 7/15/31	1,895	1,881,659
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(7)	9,250	9,257,470
4.00% to 10/29/25, 10/29/30(7)	3,445	3,591,044
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,287,677
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,024	3,128,169
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(7)	1,527	1,498,981
5.10% to 3/1/30(7)(8)	4,856	5,438,720
UBS AG, 1.25%, 6/1/26(1)	5,867	5,736,370
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	6,300	6,103,280
4.375% to 2/10/31(1)(7)(8)	2,686	2,659,946
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	2,617	2,854,268
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)	3,746	3,707,119
		$498,892,013
Government - Multinational — 5.2%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$6,159,211
Security	Principal Amount (000's omitted)	Value
Government - Multinational (continued)
European Bank for Reconstruction & Development, 1.50%, 2/13/25	$7,640	$ 7,737,901
European Investment Bank:
1.625%, 5/13/31	14,990	15,100,041
2.375%, 5/24/27	17,185	18,056,337
2.875%, 6/13/25(1)	42,948	45,491,326
Inter-American Development Bank, 0.875%, 4/3/25	6,067	6,023,486
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	10,100	10,106,269
0.875%, 7/15/26(6)	5,000	4,912,307
3.125%, 11/20/25	12,050	12,902,936
International Finance Corp., 0.14%, (SOFR + 0.09%), 4/3/24(2)	4,067	4,066,986
		$130,556,800
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$12,216,497
		$12,216,497
Industrial — 2.2%
FedEx Corp., 4.55%, 4/1/46	$6,660	$8,000,514
Hexcel Corp., 4.20%, 2/15/27	929	998,190
Imola Merger Corp., 4.75%, 5/15/29(1)	3,990	4,101,181
Jabil, Inc.:
3.00%, 1/15/31	10,766	11,076,379
3.60%, 1/15/30	6,161	6,639,435
4.70%, 9/15/22	3,521	3,614,736
Owens Corning, 3.95%, 8/15/29	10,289	11,283,683
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,342,667
Valmont Industries, Inc., 5.25%, 10/1/54	3,846	4,919,011
		$53,975,796
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$9,736,246
		$9,736,246
Technology — 1.7%
Apple, Inc., 3.00%, 6/20/27	$5,686	$6,096,347
DXC Technology Co., 2.375%, 9/15/28	4,894	4,787,953
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	6,202	6,042,285
Microsoft Corp., 2.525%, 6/1/50	3,800	3,716,400
Seagate HDD Cayman:
3.375%, 7/15/31	5,315	5,194,509
4.091%, 6/1/29	3,087	3,200,663
4.875%, 3/1/24	566	600,781

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Seagate HDD Cayman: (continued)
5.75%, 12/1/34(6)	$5,910	$ 6,819,667
Western Digital Corp., 4.75%, 2/15/26	4,772	5,224,171
		$ 41,682,776
Utilities — 3.4%
AES Corp. (The), 2.45%, 1/15/31	$8,500	$ 8,290,414
American Water Capital Corp.:
2.30%, 6/1/31	3,675	3,678,831
2.95%, 9/1/27	3,590	3,790,587
Avangrid, Inc.:
3.15%, 12/1/24	8,551	8,958,016
3.80%, 6/1/29	7,100	7,726,928
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	2,414,268
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,571	2,767,922
Enel Finance International NV:
1.375%, 7/12/26(1)	3,552	3,462,601
2.65%, 9/10/24(1)	7,485	7,712,839
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	3,400,582
4.25%, 7/15/49	4,815	5,956,336
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	4,989	4,940,235
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,719	2,827,719
4.25%, 9/15/24(1)	324	336,471
4.50%, 9/15/27(1)	2,000	2,162,000
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	3,365,454
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,421	9,788,984
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	2,835,644
		$84,415,831
Total Corporate Bonds (identified cost $1,092,734,233)		$1,108,573,722

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$5,000	$ 4,895,300
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(10)(11)	35	33,547
Total High Social Impact Investments (identified cost $5,035,000)		$ 4,928,847

Preferred Stocks — 0.8%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	76,679	$ 1,725,278
		$ 1,725,278
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 2,356,000
Series A2, 6.375%	211,400	5,424,524
		$ 7,780,524
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	330,250	$8,718,600
6.25%	40,000	1,084,000
		$9,802,600
Total Preferred Stocks (identified cost $18,931,803)		$19,308,402

Senior Floating-Rate Loans — 4.3%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.2%
SkyMiles IP, Ltd., Term Loan, 10/20/27(13)	$5,750	$ 6,094,281
		$ 6,094,281
Automotive — 0.2%
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,156	$ 5,133,180
		$ 5,133,180
Building and Development — 0.2%
APi Group DE, Inc., Term Loan, 12/18/28(13)	$2,550	$ 2,550,956
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	2,571	2,558,225
		$5,109,181
Cable and Satellite Television — 0.6%
CSC Holdings, LLC, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,233	$2,201,213
UPC Financing Partnership, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/31/29	5,925	5,913,150
Virgin Media Bristol, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29	5,600	5,603,500
		$13,717,863

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical — 1.2%
Banff Merger Sub, Inc., Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	$5,750	$ 5,734,512
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	5,248	5,262,166
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	5,975	5,960,809
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	160	159,161
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,080	1,074,855
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	461	455,730
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	567	561,402
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	5,087	5,079,955
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	5,899	5,885,300
		$30,173,890
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,329	$1,331,356
		$1,331,356
Health Care — 0.8%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$4,781	$4,781,490
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	5,231	5,238,569
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	1,303	1,305,193
Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	6,000	6,005,382
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	2,250	2,237,695
		$19,568,329
Insurance — 0.3%
Asurion, LLC:
Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$2,257	$2,254,410
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,307	1,299,313
USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	5,085	5,053,900
		$8,607,623
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$784	$ 775,940
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	6,000	6,001,608
		$ 6,777,548
Telecommunications — 0.4%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,141	$ 5,085,720
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	801,220
Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	5,185	5,136,391
		$ 11,023,331
Total Senior Floating-Rate Loans (identified cost $107,653,249)		$107,536,582

Sovereign Government Bonds — 1.7%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 3,415,485
1.00%, 10/1/26	15,015	14,811,447
1.75%, 9/14/29	14,365	14,623,115
2.00%, 9/29/22	8,660	8,762,395
Total Sovereign Government Bonds (identified cost $41,813,739)		$ 41,612,442

Taxable Municipal Obligations — 3.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 1,023,518
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	3,750	4,885,312
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	5,234,693
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,228,945
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,450,171
		$ 15,822,639

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$ 5,766,954
2.484%, 6/1/27	3,980	4,137,528
2.534%, 6/1/28	4,980	5,155,346
2.584%, 6/1/29	2,715	2,815,102
2.984%, 6/1/33	3,060	3,196,262
3.034%, 6/1/34	2,195	2,288,309
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	3,800	4,497,262
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	3,540	4,440,824
		$32,297,587
Water and Sewer — 1.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,763,038
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,533,947
Green Bonds, 2.184%, 9/1/31	1,985	2,011,996
Green Bonds, 2.264%, 9/1/32	1,780	1,801,111
Green Bonds, 2.344%, 9/1/33	1,945	1,960,074
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	2,064,673
Green Bonds, 1.701%, 5/1/31	1,925	1,878,338
Green Bonds, 1.951%, 5/1/34	1,120	1,093,545
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	20,386,793
		$35,493,515
Total Taxable Municipal Obligations (identified cost $79,229,190)		$83,613,741

U.S. Government Agencies and Instrumentalities — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,578,618
2.618%, 8/1/23	778	799,076
2.668%, 8/1/24	2,726	2,835,537
2.738%, 8/1/25	2,726	2,875,506
3.435%, 8/1/34	3,105	3,420,787
3.485%, 8/1/35	1,745	1,952,256
3.535%, 8/1/36	929	1,031,260
3.585%, 8/1/37	3,215	3,640,767
Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development: (continued)
3.635%, 8/1/38	$657	$ 741,046
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,761	1,786,052
2.36%, 10/15/29	1,457	1,511,677
3.22%, 9/15/29	2,272	2,434,107
3.52%, 9/20/32	5,000	5,482,844
Total U.S. Government Agencies and Instrumentalities (identified cost $28,831,168)		$ 30,089,533

U.S. Government Agency Mortgage-Backed Securities — 10.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$1,936	$ 2,055,673
Federal National Mortgage Association:
2.00%, 30-Year, TBA(15)	11,238	11,212,715
2.50%, 30-Year, TBA(15)	92,072	94,028,571
3.00%, 30-Year, TBA(15)	96,135	99,646,182
Pool #AN1879, 2.65%, 6/1/26	2,706	2,821,817
Pool #AN1909, 2.68%, 7/1/26	2,978	3,112,246
Pool #BM3990, 4.00%, 3/1/48	4,337	4,648,655
Pool #FM1867, 3.00%, 11/1/49	5,453	5,652,639
Pool #FM6803, 2.00%, 4/1/51	4,458	4,489,625
Pool #FM7023, 3.00%, 7/1/49	4,715	4,894,458
Pool #MA3149, 4.00%, 10/1/47	5,472	5,871,979
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	5,894	6,070,283
Pool #CB8627, 2.50%, 4/20/51	2,538	2,626,603
Pool #CB8628, 2.50%, 4/20/51	2,411	2,491,963
Pool #CB8629, 2.50%, 4/20/51	8,636	8,925,676
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $258,327,837)		$258,549,085

U.S. Treasury Obligations — 7.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$970	$ 847,234
1.375%, 11/15/40	8,915	8,127,276
1.625%, 11/15/50	7,891	7,354,350
1.75%, 8/15/41	14,381	13,947,323
1.875%, 2/15/41	14,844	14,697,300

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
1.875%, 2/15/51	$15,198	$ 15,042,458
2.00%, 8/15/51	18,800	19,170,125
2.25%, 5/15/41	13,545	14,234,949
2.25%, 8/15/49	17,265	18,485,015
2.375%, 11/15/49	16,850	18,516,570
2.375%, 5/15/51	13,524	14,942,238
2.875%, 5/15/49	4,593	5,534,083
U.S. Treasury Notes:
0.375%, 9/30/27	1,825	1,727,833
0.75%, 11/15/24	1,710	1,700,649
1.25%, 6/30/28	14,266	14,123,340
1.375%, 10/31/28	10,081	10,043,196
Total U.S. Treasury Obligations (identified cost $172,554,021)		$178,493,939

Short-Term Investments — 1.2%
Affiliated Fund — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(16)	13,439,957	$ 13,439,957
Total Affiliated Fund (identified cost $13,439,957)		$ 13,439,957
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(17)	16,495,552	$ 16,495,553
Total Securities Lending Collateral (identified cost $16,495,553)		$ 16,495,553
Total Short-Term Investments (identified cost $29,935,510)		$ 29,935,510
Total Purchased Options — 0.0%(18) (identified cost $600,077)		$ 489,844
Total Investments — 108.7% (identified cost $2,674,369,733)		$2,705,878,714
Other Assets, Less Liabilities — (8.7)%		$ (215,608,170)
Net Assets — 100.0%		$2,490,270,544

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $994,418,116 or 39.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $16,233,476 and the total market value of the collateral received by the Fund was $16,751,020, comprised of cash of $16,495,553 and U.S. government and/or agencies securities of $255,467.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $4,928,847, which represents 0.2% of the net assets of the Fund as of December 31, 2021.
(11)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

(16)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(17)	Represents investment of cash collateral received in connection with securities lending.
(18)	Amount is less than 0.05%.

Purchased Put Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 3/2022	1,650	$215,273,438	$128.50	2/18/22	$489,844
Total					$489,844

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,524	Long	3/31/22	$332,493,939	$(83,701)
U.S. 5-Year Treasury Note	710	Long	3/31/22	85,893,360	257,498
U.S. 10-Year Treasury Note	498	Long	3/22/22	64,973,437	140,656
U.S. Ultra 10-Year Treasury Note	(1,844)	Short	3/22/22	(270,030,750)	(3,762,048)
					$(3,447,595)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	35,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $47,480,135, which represents 1.9% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$17,033,394	$ —	$ —	$ —	$ (2,221)	$17,031,729	$35,055	$17,028,000
Series 2017-CLS, Class B, 0.96%, (1 mo. USD LIBOR + 0.85%), 11/15/34	—	3,999,375	—	—	636	4,000,014	4,532	4,000,000
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR+ 1.40%), 5/15/36	8,136,055	—	—	—	(22,887)	8,113,135	31,204	8,203,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	4,914,150	—	—	—	(18,850)	4,895,300	18,750	5,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	13,362,609	223,664,350	(223,582,147)	(4,855)	—	13,439,957	3,018	13,439,957
Totals				$(4,855)	$(43,322)	$47,480,135	$92,559

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$445,399,773	$ —	$445,399,773
Collateralized Mortgage Obligations	—	146,713,612	—	146,713,612
Commercial Mortgage-Backed Securities	—	250,633,682	—	250,633,682
Corporate Bonds	—	1,108,573,722	—	1,108,573,722
High Social Impact Investments	—	4,928,847	—	4,928,847
Preferred Stocks	19,308,402	—	—	19,308,402
Senior Floating-Rate Loans	—	107,536,582	—	107,536,582
Sovereign Government Bonds	—	41,612,442	—	41,612,442
Taxable Municipal Obligations	—	83,613,741	—	83,613,741
U.S. Government Agencies and Instrumentalities	—	30,089,533	—	30,089,533
U.S. Government Agency Mortgage-Backed Securities	—	258,549,085	—	258,549,085

Calvert
Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$178,493,939	$ —	$178,493,939
Short-Term Investments:
Affiliated Fund	—	13,439,957	—	13,439,957
Securities Lending Collateral	16,495,553	—	—	16,495,553
Purchased Put Options	489,844	—	—	489,844
Total Investments	$36,293,799	$2,669,584,915	$ —	$2,705,878,714
Futures Contracts	$398,154	$ —	$ —	$398,154
Total	$36,691,953	$2,669,584,915	$ —	$2,706,276,868
Liability Description
Futures Contracts	$(3,845,749)	$ —	$ —	$(3,845,749)
Total	$(3,845,749)	$ —	$ —	$(3,845,749)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.